Related Party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due from Related Parties, Current	$ 223	$ 8
Due to Related Parties, Current	18,329	8,626
CMFG Life Insurance Company [Member]
Due from Related Parties, Current	218
Due to Related Parties, Current	14,680	5,093
Other Related Parties
Due from Related Parties, Current	5	8
Due to Related Parties, Current	136	150
CUNA Brokerage Services, Inc [Member]
Due to Related Parties, Current	$ 3,513	$ 3,383